DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued operations
Schedule of assets and liabilities held by Beijing Century College Group

	As of December 31,
	2011	2012
	RMB	RMB
Assets classified as held for sale
Cash and cash equivalents	68,180	985
Term deposits	45,205	85,677
Accounts receivable, net of allowance	1,422	567
Deferred tax assets	176	—
Amounts due from related parties	10,156	4,550
Inventory, net	201	—
Prepaid expenses and other current assets	16,470	41,380
Deferred tax assets, non-current	—	—
Amounts due from related parties, non-current	22,463	22,284
Property and equipment, net	296,623	298,858
Intangible assets, net	13,332	11,569
Land Use Right	111,593	108,838
Long-term prepayment and receivable	63
Goodwill	75,235	75,079
Total assets	661,119	649,787

Liabilities classified as held for sale
Short-term borrowings	(58,070)	(2,000)
Accounts payable-trade	(28,540)	(27,613)
Accrued expenses and other current liabilities	(33,203)	(33,782)
Deferred revenue	(60,411)	(79,833)
Income tax payable	(15,505)	(19,706)
Amount due to related parties	(22,200)	(47,620)
Current portion of Long-term borrowings	(16,000)	(28,500)
Long-term borrowings	(46,500)	(18,000)
Deferred tax liabilities, non-current	(9,141)	(8,432)
Non-current portion of consideration payable for acquisitions and others	(31,116)	(27,409)
Total liabilities	(320,686)	(292,895)

Beijing Siwa Century Facility Management Co.
Discontinued operations
Schedule of assets and liabilities held by Beijing Century College Group

As of December 31, 2011
RMB
Assets classified as held for sale
Cash and cash equivalents	139,099
Other current assets	8,490
Goodwill	55,724
Intangible assets, net	59,885
Property, plant and equipment, net	99,892
Land use right, net	18,113
Other non-current assets	3,198
384,401
Liabilitiesclassified asheld for sale
Deferred revenue	(67,787)
Income tax payable	(7,745)
Accruals and other liabilities	(29,284)
Other current liabilities	(3,467)
Deferred tax liabilities - non-current	(12,029)
Other non-current liabilities	(24,857)
(145,169)

Schedule of revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	126,330	128,870	—
Impairment loss	—	(8,928)	—
Income from discontinued operation	36,310	5,439	—
Income tax benefit/ (expense)	(532)	908	—
Income from discontinued operation, net of income tax	35,778	6,347	—
Loss on sale of discontinued operation, net of income tax (i)	—	—	(15,908)
Income/(loss) from and on sale of discontinued operation, net of income tax	35,778	6,347	(15,908)

Note (i) Foreign currency translation adjustment included in the disposal loss is RMB 7,758 for the year ended December 31, 2012.

Xi'an Tutoring
Discontinued operations
Schedule of revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	25,800	26,756	—
Impairment loss (note (i))	—	(36,303)	—
Income/(loss) from discontinued operation	8,113	(36,876)	—
Income tax expense	—	—	—
Income/(loss) from discontinued operation, net of income tax	8,113	(36,876)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	8,113	(36,876)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,488 for the year ended December 31, 2011.

Shandong Software Companies
Discontinued operations
Schedule of revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	15,020	—	—
Impairment loss (note (i))	—	(39,758)	—
Income/(loss) from discontinued operation	6,304	(43,315)	—
Income tax benefit/ (expense)	(259)	533	—
Income/(loss) from discontinued operation, net of income tax	6,045	(42,782)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	6,045	(42,782)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 2,688 for the year ended December 31, 2011.

Guangzhou HP Tutoring
Discontinued operations
Schedule of revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	8,620	—	—
Impairment loss (note (i))	—	(29,073)	—
Income/(loss) from discontinued operation	3,383	(30,074)	—
Income tax benefit	360	316	—
Income/(loss) from discontinued operation, net of income tax	3,743	(29,758)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	3,743	(29,758)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,285 for the year ended December 31, 2011.

Tianjin Holding
Discontinued operations
Schedule of revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	13,146	5,161	—
Impairment loss (note (i))	—	(13,183)	—
Income/(loss) from discontinued operation	1,693	(16,518)	—
Income tax benefit/ (expense)	(378)	6	—
Income/(loss) from discontinued operation, net of income tax	1,315	(16,512)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	1,315	(16,512)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 585 for the year ended December 31, 2011.

Taishidian Holding
Discontinued operations
Schedule of revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	102,466	115,370	103,382
Impairment loss	—	—	—
Income/(loss) from discontinued operation	(10,792)	1,427	12,395
Income tax benefit/ (expense)	216	(3,390)	(3,669)
Income/(loss) from discontinued operation, net of income tax	(10,576)	(1,963)	8,726